Schedule of Investments (Unaudited) $ in Thousands		Mar. 31, 2018 USD ($) oz		Aug. 24, 2017 USD ($) oz
Schedule Of Investments
Investment in Gold (oz) | oz		10,988,873	[1]	2,000	[2],[3]
Cost		$ 14,401	[1]	$ 2,578
Fair Value		14,548	[1]	2,578
Liabilities in excess of other assets	[1]	(2)
Net Asset	[1],[2]	$ 14,546		$ 2,578	[4]
% of Net Assets		100.01%	[1]	100.00%
Liabilities in excess of other assets, % of Net Assets	[1]	(0.01%)
Net Assets, % of Net Assets	[1]	100.00%

[1]	No comparative has been provided as operations commenced on August 24, 2017. See Note 1.
[2]	Operations commenced on August 24, 2017. See Note 1.
[3]	The amount represents the initial deposit made on August 24, 2017
[4]	The amount represents the initial deposit